Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Sep. 22, 2025	Sep. 10, 2025	Sep. 04, 2025	Aug. 20, 2025	Jul. 12, 2025	Jul. 10, 2025	Jan. 26, 2026
Subsequent Events [Line Items]
Shares Par Value (in Dollars per share)							$ 0.0001
Purchase of shares (in Shares)			85,470
Principal amount			$ 2,175,000
Discount on shares			160,000
Transaction expense			$ 15,000
Net proceeds		$ 2,000,000
Percentage of initial pre paid purchase			8.00%
Accrued interest rate			6.00%
Number of trading days			10 days
Percentage of outstanding shares			9.99%
JA CAPITAL IN NY L.L.C. [Member]
Subsequent Events [Line Items]
Payment made						$ 600,000
Capital Strategies LLC [Member]
Subsequent Events [Line Items]
Payment made					$ 1,317,000
White Lion Capital [Member]
Subsequent Events [Line Items]
Shares Par Value (in Dollars per share)				$ 0.0001
Total gross proceeds				$ 10,000,000
Commitment capital				$ 30,000,000
Kingswood Capital Partners, LLC [Member]
Subsequent Events [Line Items]
Commitment capital			$ 10,000,000
Streeterville Capital, LLC [Member]
Subsequent Events [Line Items]
Shares Par Value (in Dollars per share)			$ 0.0001
Atlas Harbor Investment Limited [Member]
Subsequent Events [Line Items]
Payment made	$ 2,057,000
Pre-Delivery Shares [Member]
Subsequent Events [Line Items]
Purchase of shares (in Shares)			2,555,000
Share price (in Dollars per share)			$ 255.5
Percentage of weighted average price			82.50%